Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Institutional Class
Account Value [Line Items]
Account Value	$ 14,978	$ 14,699	$ 12,486	$ 14,860	$ 9,861	$ 12,383	$ 12,937	$ 12,211	$ 11,289	$ 9,935	$ 10,000
Bloomberg US Aggregate Equity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Equity Total Return Index
Account Value	$ 33,311	24,654	20,482	25,021	18,883	16,411	15,948	13,569	11,437	9,939	10,000
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 22,042	$ 17,510	$ 16,237	$ 19,726	$ 12,033	$ 14,137	$ 15,407	$ 14,093	$ 11,691	$ 9,840	$ 10,000